UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Fernando Diaz, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian Hall

State Street Bank and Trust Company

1 Iron Street, 10th Floor

Boston, Massachusetts 02210

Karen Jacoppo-Wood, Esq.

State Street Bank and Trust Company

One Lincoln Street, Boston, Massachusetts 02111

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

RMR Real Estate Income Fund

Portfolio of Investments  —  September 30, 2018 (unaudited)

Company	Shares	Value
COMMON STOCKS — 113.7%
REAL ESTATE INVESTMENT TRUSTS — 112.1%

DATA CENTERS — 3.4%
CyrusOne, Inc. (a)	48,000	$3,043,200
Digital Realty Trust, Inc. (a)(b)	39,000	4,386,720
QTS Realty Trust, Inc.	10,000	426,700
		7,856,620
DIVERSIFIED — 8.6%
Armada Hoffler Properties, Inc. (a)	143,203	2,163,797
Colony Capital, Inc. (a)	104,980	639,328
Gladstone Commercial Corp. (a)(b)	88,611	1,696,901
Global Net Lease, Inc.	87,082	1,815,660
Investors Real Estate Trust	62,810	375,604
Lexington Realty Trust (a)	513,638	4,263,195
One Liberty Properties, Inc.	46,976	1,304,993
VEREIT, Inc. (a)	283,716	2,059,778
Vornado Realty Trust (a)(b)	39,835	2,907,955
Whitestone REIT (a)	124,535	1,728,546
WP Carey, Inc.	14,700	945,357
		19,901,114
FREE STANDING — 5.8%
Agree Realty Corp. (a)	19,309	1,025,694
Four Corners Property Trust, Inc.	20,000	513,800
Getty Realty Corp. (a)	20,500	585,480
National Retail Properties, Inc. (a)(b)	136,600	6,122,412
Realty Income Corp. (a)	59,900	3,407,711
Spirit Realty Capital, Inc.	96,200	775,372
STORE Capital Corp.	40,000	1,111,600
		13,542,069
HEALTH CARE — 17.4%
Global Medical REIT, Inc. (a)(b)	437,967	4,125,649
HCP, Inc. (a)(b)	113,965	2,999,559
Healthcare Realty Trust, Inc. (a)	50,897	1,489,246
Healthcare Trust of America, Inc.	48,000	1,280,160
LTC Properties, Inc. (a)(b)	75,021	3,309,176
Medical Properties Trust, Inc. (a)	413,609	6,166,910
National Health Investors, Inc. (a)	64,709	4,891,353
New Senior Investment Group, Inc.	104,121	614,314
Omega Healthcare Investors, Inc. (a)(b)	66,298	2,172,586
Physicians Realty Trust (a)	179,791	3,031,276
Sabra Health Care REIT, Inc. (a)(b)	113,154	2,616,121
Ventas, Inc. (a)	98,200	5,340,116
Welltower, Inc. (a)(b)	34,200	2,199,744
		40,236,210
INDUSTRIAL — 11.4%
Duke Realty Corp. (a)(b)	73,059	2,072,684
Gramercy Property Trust (a)(b)	79,681	2,186,447
Liberty Property Trust (a)	84,637	3,575,913
Monmouth Real Estate Investment Corp. (a)(b)	163,358	2,731,346
Plymouth Industrial REIT, Inc.	60,000	930,000
Prologis, Inc. (a)(b)	106,807	7,240,447
Rexford Industrial Realty, Inc. (a)	39,176	1,252,065
STAG Industrial, Inc. (a)	231,693	6,371,557
		26,360,459
LODGING/RESORTS — 8.6%
Apple Hospitality REIT, Inc. (a)	71,400	1,248,786
Ashford Hospitality Trust, Inc. (a)	105,000	670,950
Braemar Hotels & Resorts, Inc. (a)	111,762	1,315,439
Chatham Lodging Trust (a)	97,000	2,026,330
Chesapeake Lodging Trust (a)	70,900	2,273,763
Condor Hospitality Trust, Inc.	59,420	635,200
DiamondRock Hospitality Co. (a)	95,603	1,115,687
Hersha Hospitality Trust (a)	120,475	2,731,168
Host Hotels & Resorts, Inc. (a)	67,000	1,413,700
LaSalle Hotel Properties (a)	51,500	1,781,385
Park Hotels & Resorts, Inc.	14,328	470,245
Pebblebrook Hotel Trust (a)	43,100	1,567,547
RLJ Lodging Trust (a)	68,688	1,513,197
Summit Hotel Properties, Inc. (a)(b)	63,203	855,136
Xenia Hotels & Resorts, Inc.	8,100	191,970
		19,810,503
MANUFACTURED HOMES — 4.3%
Sun Communities, Inc. (a)	72,856	7,397,798
UMH Properties, Inc. (a)(b)	171,571	2,683,371
		10,081,169
MORTGAGE — 4.5%
Annaly Capital Management, Inc. (a)	269,998	2,762,080
Blackstone Mortgage Trust, Inc. (a)	72,030	2,413,725
Invesco Mortgage Capital, Inc.	34,926	552,529
Jernigan Capital, Inc. (a)	101,421	1,956,411
RAIT Financial Trust	3,568	10,704
Starwood Property Trust, Inc.	129,100	2,778,232
		10,473,681
OFFICE — 12.5%
Alexandria Real Estate Equities, Inc. (a)	39,300	4,943,547
Boston Properties, Inc. (a)	27,100	3,335,739
Brandywine Realty Trust (a)	165,300	2,598,516
City Office REIT, Inc. (a)	228,427	2,882,749
Corporate Office Properties Trust (a)	83,500	2,490,805
Douglas Emmett, Inc. (a)	51,322	1,935,866
Franklin Street Properties Corp. (a)	76,269	609,389
Highwoods Properties, Inc. (a)(b)	49,723	2,349,909
Hudson Pacific Properties, Inc.	26,000	850,720
Kilroy Realty Corp. (a)	35,600	2,552,164
Mack-Cali Realty Corp. (a)	78,030	1,658,918
SL Green Realty Corp. (a)	27,900	2,721,087
		28,929,409
REGIONAL MALLS — 7.5%
CBL & Associates Properties, Inc. (a)	528,694	2,109,489
Pennsylvania Real Estate Investment Trust (a)	202,628	1,916,861
Simon Property Group, Inc. (a)(b)	47,527	8,400,397
The Macerich Co. (a)(b)	46,970	2,596,971
Washington Prime Group, Inc. (a)	331,148	2,417,381
		17,441,099
RESIDENTIAL — 15.2%
American Campus Communities, Inc. (a)	26,900	1,107,204
American Homes 4 Rent (a)	16,100	352,429
Apartment Investment & Management Co. (a)(b)	26,245	1,158,192
AvalonBay Communities, Inc. (a)	34,375	6,227,031
Bluerock Residential Growth REIT, Inc. (a)	406,415	3,982,867
BRT Apartments Corp.	17,887	215,360
Camden Property Trust (a)	11,300	1,057,341
Equity Residential (a)	69,000	4,571,940
Essex Property Trust, Inc. (a)	16,500	4,070,715
Independence Realty Trust, Inc. (a)	512,361	5,395,161
Invitation Homes, Inc. (a)	22,596	517,674

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Mid-America Apartment Communities, Inc. (a)	29,671	$2,972,441
NexPoint Residential Trust, Inc.	25,267	838,864
Preferred Apartment Communities, Inc.	36,479	641,301
UDR, Inc. (a)	52,000	2,102,360
		35,210,880
SHOPPING CENTERS — 5.6%
Acadia Realty Trust (a)	30,000	840,900
Brixmor Property Group, Inc. (a)	37,775	661,440
Cedar Realty Trust, Inc. (a)	103,627	482,902
DDR Corp. (a)	68,500	917,215
Kimco Realty Corp. (a)	172,000	2,879,280
Kite Realty Group Trust (a)	125,125	2,083,331
Ramco-Gershenson Properties Trust	82,220	1,118,192
Retail Opportunity Investments Corp.	35,000	653,450
Urstadt Biddle Properties, Inc.	30,000	638,700
Weingarten Realty Investors (a)	91,225	2,714,856
		12,990,266
SPECIALTY — 4.8%
American Tower Corp.	3,200	464,960
EPR Properties (a)	114,660	7,843,891
Farmland Partners, Inc. (a)	109,344	732,605
Innovative Industrial Properties, Inc.	20,000	964,800
Iron Mountain, Inc.	30,000	1,035,600
		11,041,856
STORAGE — 2.5%
CubeSmart (a)	25,000	713,250
Extra Space Storage, Inc. (a)	7,910	685,322
Life Storage, Inc. (a)	12,000	1,141,920
Public Storage (a)(b)	15,700	3,165,591
		5,706,083
Total Real Estate Investment Trusts (Cost $216,902,947)		259,581,418

OTHER — 1.6%
Carador PLC	5,496,600	3,600,273
Total Other (Cost $7,332,124)		3,600,273
Total Common Stocks (Cost $224,235,071)		263,181,691

PREFERRED STOCKS — 29.1%
REAL ESTATE INVESTMENT TRUSTS — 29.1%

DATA CENTERS — 0.7%
Digital Realty Trust, Inc., Series C, 6.63%	35,000	918,400
Digital Realty Trust, Inc., Series G, 5.88%	30,000	738,300
		1,656,700
DIVERSIFIED — 2.2%
Colony Capital, Inc., Series B, 8.25%	9,609	243,204
Colony Capital, Inc., Series E, 8.75%	36,999	947,914
Gladstone Commercial Corp., Series D, 7.00% (a)(b)	100,000	2,497,000
Global Net Lease, Inc., Series A, 7.25%	55,000	1,378,850
		5,066,968
HEALTH CARE — 0.5%
Global Medical REIT, Inc., Series A, 7.50%	44,000	1,104,840

INDUSTRIAL — 1.8%
Plymouth Industrial REIT, Inc., Series A, 7.50%	70,000	1,739,843
Rexford Industrial Realty, Inc., Series B, 5.88%	40,000	990,800
STAG Industrial, Inc., Series C, 6.88% (a)(b)	55,000	1,432,750
		4,163,393
LODGING/RESORTS — 9.5%
Ashford Hospitality Trust, Inc., Series D, 8.45%	39,304	1,017,188
Ashford Hospitality Trust, Inc., Series F, 7.38%	74,565	1,791,051
Ashford Hospitality Trust, Inc., Series G, 7.38% (a)	250,000	6,037,500
Ashford Hospitality Trust, Inc., Series H, 7.50%	60,000	1,470,600
Ashford Hospitality Trust, Inc., Series I, 7.50%	60,000	1,459,260
Braemar Hotels & Resorts, Inc., Series B, 5.50%	25,000	473,750
Hersha Hospitality Trust, Series C, 6.88% (a)	46,000	1,130,220
Hersha Hospitality Trust, Series D, 6.50%	70,000	1,621,900
Hersha Hospitality Trust, Series E, 6.50%	29,500	680,860
Pebblebrook Hotel Trust, Series C, 6.50% (a)	78,684	1,927,758
RLJ Lodging Trust, Series A, 1.95% (c)	96,117	2,497,120
Sotherly Hotels, Inc., Series C, 7.88%	40,000	998,000
Summit Hotel Properties, Inc., Series E, 6.25%	33,200	783,520
		21,888,727
MANUFACTURED HOMES — 1.4%
UMH Properties, Inc., Series B, 8.00%	66,650	1,744,964
UMH Properties, Inc., Series C, 6.75%	20,000	487,980
UMH Properties, Inc., Series D, 6.38%	44,105	1,045,288
		3,278,232
MORTGAGE — 2.4%
Annaly Capital Management, Inc., Series F, 6.95%	40,000	1,020,800
ARMOUR Residential REIT, Inc., Series B, 7.88%	30,000	750,600
iStar, Inc., Series D, 8.00%	11,810	295,250
iStar, Inc., Series G, 7.65%	21,241	516,369
iStar, Inc., Series I, 7.50%	15,100	366,628
MFA Financial, Inc., Series B, 7.50%	17,171	430,821
New York Mortgage Trust, Inc., Series B, 7.75%	33,450	817,518
New York Mortgage Trust, Inc., Series D, 8.00%	20,000	477,200

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
RAIT Financial Trust, Series A, 7.75%	136,497	$756,193
RAIT Financial Trust, Series B, 8.38%	35,122	195,278
		5,626,657
OFFICE — 0.5%
SL Green Realty Corp., Series I, 6.50% (a)	40,000	1,001,600

REGIONAL MALLS — 2.7%
CBL & Associates Properties, Inc., Series D, 7.38% (a)(b)	132,461	2,115,402
CBL & Associates Properties, Inc., Series E, 6.63%	25,000	375,250
Pennsylvania Real Estate Investment Trust, Series B, 7.38% (a)	40,000	940,400
Pennsylvania Real Estate Investment Trust, Series D, 6.88%	35,000	756,700
Washington Prime Group, Inc., Series H, 7.50%	65,000	1,485,900
Washington Prime Group, Inc., Series I, 6.88%	30,000	615,000
		6,288,652
RESIDENTIAL — 2.6%
Bluerock Residential Growth REIT, Inc., Series A, 8.25% (a)	180,000	4,640,166
Bluerock Residential Growth REIT, Inc., Series C, 7.63% (a)	37,645	965,594
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	17,300	417,105
		6,022,865
SHOPPING CENTERS — 4.3%
Cedar Realty Trust, Inc., Series B, 7.25%	24,258	598,930
Cedar Realty Trust, Inc., Series C, 6.50%	100,307	2,221,800
DDR Corp., Series J, 6.50% (a)	45,586	1,112,754
DDR Corp., Series K, 6.25% (a)	86,000	2,012,400
Saul Centers, Inc., Series D, 6.13%	25,000	578,750
Seritage Growth Properties, Series A, 7.00%	80,000	1,985,600
Wheeler Real Estate Investment Trust, Inc., Series D, 8.75% (c)	71,354	1,497,007
		10,007,241
SPECIALTY — 0.5%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	24,800	624,464
EPR Properties, Series E, 9.00% (a)(c)	16,400	589,088
		1,213,552
Total Real Estate Investment Trusts (Cost $71,271,379)		67,319,427
Total Preferred Stocks (Cost $71,271,379)		67,319,427

INVESTMENT COMPANIES — 1.3%
Aberdeen Global Premier Properties Fund (a)	196,826	1,192,766
BlackRock Credit Allocation Income Trust	9,274	113,514
Cohen & Steers Quality Income Realty Fund, Inc. (a)	100,297	1,228,638
Eaton Vance Enhanced Equity Income Fund II	35,188	621,420

Total Investment Companies (Cost $2,984,401)		3,156,338

SHORT-TERM INVESTMENTS — 0.1%

MONEY MARKET FUNDS — 0.1%
State Street Institutional U.S. Government Money Market Fund, 1.97% (d) (Cost $310,991)	310,991	310,991
Total Investments — 144.2% (Cost $298,801,842)		333,968,447
Other assets less liabilities — 1.0%		2,236,897
Revolving credit facility — (38.0)%		(88,000,000)
Preferred Shares, at liquidation preference — (7.2)%		(16,675,000)
Net Assets applicable to common shareholders — 100.0%		$231,530,344

Notes to Portfolio of Investments

(a)         As of September 30, 2018, the Fund has pledged portfolio securities with a market value of $180,537,911 as collateral in connection with its revolving credit facility with BNP Paribas Prime Brokerage International Ltd. (“PBL”). Those pledged securities comprised all or a portion of the shares noted by this footnote (a).

(b)         As of September 30, 2018, pledged portfolio securities of the Fund with a market value of $56,088,943 (see Note (a)) have been rehypothecated by PBL as permitted by the Fund’s revolving credit facility. Those rehypothecated securities comprised all or a portion of the securities noted by this footnote (b).

(c)          Convertible into common stock.

(d)         Rate reflects 7 day yield as of September 30, 2018.

See notes to portfolio of investments.

RMR Real Estate Income Fund

Notes to Portfolio of Investments

September 30, 2018 (unaudited)

1. Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, (the “Fund”), are valued as of the close of trading at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on The Nasdaq Stock Market, or Nasdaq, are normally valued by the Fund at the Nasdaq Official Closing Price, or NOCP, provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the ‘‘inside’’ bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m., eastern time, that day. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the New York Stock Exchange, or NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value. If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under procedures established by the Fund’s board of trustees.

Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note 2 for a further description of fair value measurements.

Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued or, if lower, the carrying value, in each case if such value approximates fair value.

2. Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — unadjusted quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund uses broker quotes, issuer company financial information and other market indicators to value the securities whose prices are not readily available. The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

RMR Real Estate Income Fund

Notes to Portfolio of Investments - continued

September 30, 2018 (unaudited)

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates more than 0.75% from the previous day close, the Fund believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of those securities at the time the U.S. market closes, in which case, the Fund fair values those foreign securities. In such circumstances, the Fund reports holdings in foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value. The adjustment factor is applied to a security only if the minimum confidence interval is 75% or more. The types of inputs may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

All of the Fund’s investments were valued using Level 1 inputs on September 30, 2018. The Fund recognizes interperiod transfers between the input levels as of the end of the period. At September 30, 2018, there were no transfers of investments among Level 1, Level 2 and Level 3.

3. Tax Information

Although subject to adjustments, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of the Fund’s investments for federal income tax purposes as of September 30, 2018, are as follows:

Cost	$299,650,213
Gross unrealized appreciation	$57,207,289
Gross unrealized depreciation	(22,889,055)
Net unrealized appreciation	$34,318,234

The $848,371 difference between the financial reporting cost basis and tax cost basis of the Fund’s investments as of September 30, 2018 is due to the different treatment of wash sales of portfolio investments and non-taxable distributions received from portfolio investments for financial and tax reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Fernando Diaz
Fernando Diaz
President (Principal Executive Officer)

Date:	November 15, 2018

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer and Chief Finance Officer (Principal Financial Officer)

Date:	November 15, 2018